Business Combinations - Summary of Net Cash Outflow (Inflow) on Acquisition of Subsidiary (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [Line Items]
Less: Cash and cash equivalent acquired			$ 29,133
Net cash outflow (inflow) on acquisition of subsidiaries			$ 7,046,464
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	$ 168,440,585
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)
Less: Cash and cash equivalent acquired	(20,088,970)
Net cash outflow (inflow) on acquisition of subsidiaries	95,241,855
Advanced Microelectronic Products Inc. [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	250,000			$ 8,358
Less: Cash and cash equivalent acquired	(349,496)	$ (11,685)
Net cash outflow (inflow) on acquisition of subsidiaries	(99,496)	(3,327)
ASE Embedded Electronics Inc. [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	0			0
Less: Cash and cash equivalent acquired	(23,197)	(775)
Net cash outflow (inflow) on acquisition of subsidiaries	(23,197)	(775)
UGPL [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	313,057			$ 10,467
Less: Cash and cash equivalent acquired	(108,718)	(3,635)
Net cash outflow (inflow) on acquisition of subsidiaries	$ 204,339	$ 6,832